Average Annual Total Returns{- Fidelity® Low-Priced Stock Fund} - 07.31 Fidelity Low-Priced Stock Fund K PRO-12 - Fidelity® Low-Priced Stock Fund	Fidelity Low-Priced Stock Fund-Class K Return Before Taxes Past 1 year	Fidelity Low-Priced Stock Fund-Class K Return Before Taxes Past 5 years	Fidelity Low-Priced Stock Fund-Class K Return Before Taxes Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	24.63%	13.10%	13.18%	14.82%	12.02%	13.23%